Derivative Financial Instruments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Net gain (loss) on derivative financial instruments	$ (25,082,000)	$ (64,277,000)
Net deferred losses expected to be reclassified from AOCI over next 12 months	(11,000,000)
Notional value of outstanding derivative contracts	$ 332,000,000
Derivative contracts, maturity date	May 31, 2018
Fair value of derivative contracts	$ 7,000,000
EPCI projects [Member]
Derivative [Line Items]
Notional value of outstanding derivative contracts	$ 158,000,000